INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

June 13, 2014

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Investment Managers Series Trust
(filing relates to 361 Managed Futures Strategy Fund and 361 Global Managed Futures Strategy Fund (the “Funds”)
(File Nos. 333-122901 and 811-21719)

Ladies and Gentlemen:

On behalf of Investment Managers Series Trust (the “Trust”), we are filing Preliminary Proxy Statement relating to the 361 Managed Futures Strategy Fund and the 361 Global Managed Futures Strategy Fund (each a “Fund”) for the purpose of appointing Federated Investment Management Company and Horizon Cash Management LLC as sub-advisors to the Funds.

Please contact the undersigned at (626) 914-1041 with any comments or questions relating to the filing.

Sincerely,

/s/Rita Dam
Rita Dam
Treasurer